Share capital (Narrative) (Details)		1 Months Ended					12 Months Ended
	Jan. 05, 2018 CAD ($) Share $ / shares	Jan. 23, 2019 Share	Dec. 27, 2017 CAD ($) Share $ / shares	Dec. 20, 2017 CAD ($) Share $ / shares	Oct. 24, 2017 CAD ($) Share $ / shares	Aug. 30, 2017 CAD ($) Share $ / shares	Dec. 31, 2018 CAD ($) Share warrant shares	Dec. 31, 2017 CAD ($) Share warrant shares
Statements [Line Items]
Number of shares issued | shares							43,149,015	40,664,015
Number of units granted in share-based payment arrangement | Share	960,000		1,250,000	1,813,333	6,750,000	8,333,333
Equity Issuance, Price per Unit | $ / shares	$ 0.60		$ 0.60	$ 0.60	$ 0.35	$ 0.06
Proceeds from issuance of units	$ 576,000		$ 750,000	$ 1,088,000	$ 2,362,500	$ 500,000
Weighted average exercise price of warrants granted in share-based payment arrangement	0.70		0.70	0.70	0.45
Share Subscriptions Received								$ 27,000
Payments for finder's fees	22,080		$ 45,000	$ 59,160	$ 126,313
Other cash issuance costs	$ 14,290
Number of broker warrants granted in share based payment arrangement	36,800		75,000	98,600	396,000		36,800	569,600
Fair value of broker warrants granted in share based payment arrangement	$ 9,164		$ 22,333	$ 18,762	$ 111,210		$ 9,164	$ 152,305
Fair value of warrants granted during period			0	36,267	0	0
Weighted average share price, warrants granted	0.67		0.74	0.58	0.54			0.56
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 0.70		$ 0.70	$ 0.70	$ 0.35		0.26	0.32
Expected volatility, warrants granted	100.00%		100.00%	100.00%	100.00%
Expected life, warrants granted	1 year		1 year	1 year	1 year
Risk free interest rate, warrants granted	0.73%		0.73%	0.73%	0.73%
Expected dividend as percentage, warrants granted			0.00%	0.00%	0.00%
Payments for share issue costs			$ 3,050	$ 2,306	$ 16,663	4,575	$ 36,370	$ 257,067
Description of maximum term of options granted for share-based payment arrangement							The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 10% of the Company's issued and outstanding common shares. Such options will be exercisable for a period of up to 5 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all investor relations and technical consultants will not exceed two percent (2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee's position with the Company or 30 days following cessation of an optionee conducting investor relations activities' position.
Number of share options granted in share-based payment arrangement | Share							1,860,000	1,150,000
Stock-based compensation							$ 500,742	$ 360,493
Options exercised | Share							0	125,000
Subsequent events [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement | Share		300,000
Number of warrants expired in share-based payment arrangement | warrant							36,800
Options exercised | Share							175,000
Proceeds from exercise of options							$ 17,500
Bottom of range [Member]
Statements [Line Items]
Weighted average exercise price of warrants granted in share-based payment arrangement						0.07
Top of range [Member]
Statements [Line Items]
Weighted average exercise price of warrants granted in share-based payment arrangement						$ 0.08